TRADE AND OTHER ACCOUNTS PAYABLE, CURRENT AND NON-CURRENT - Accruable liabilities pursuant to the Company's operating leasing agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 CLP ($)
Accruable liabilities pursuant to the Company's operating leasing agreements
Total	$ 8,564,214
Expense relating to variable lease payments not included in measurement of lease liabilities	6,133,282
Maturity within one year
Accruable liabilities pursuant to the Company's operating leasing agreements
Total	3,823,849
Maturity between one and five years
Accruable liabilities pursuant to the Company's operating leasing agreements
Total	4,259,402
More than 5 years
Accruable liabilities pursuant to the Company's operating leasing agreements
Total	$ 480,963
Minimum
Accruable liabilities pursuant to the Company's operating leasing agreements
Term of lease agreement (in years)	1 year
Maximum
Accruable liabilities pursuant to the Company's operating leasing agreements
Term of lease agreement (in years)	8 years